WealthTrust DBS Long Term Growth ETF Fund

Schedule of Investments

October 31,2023 (unaudited)

		Shares	Value
50.46%	COMMON STOCK
5.30%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A(A)	2,576	$319,630
	Meta Platforms, Inc.(A)	1,531	461,244
			780,874

10.46%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	3,279	436,402
	Hilton Worldwide Holdings, Inc.	2,196	332,760
	Marriott International Class A	1,994	375,989
	MGM Resorts International(A)	3,584	125,153
	Royal Caribbean Cruises ADR(A)	3,194	270,628
			1,540,932

9.47%	ENERGY
	Cheniere Energy, Inc.	1,714	285,244
	Halliburton Co	9,636	379,080
	Marathon Petroleum Corp.	2,757	416,996
	Pioneer Natural Resources	1,313	313,807
			1,395,127

4.72%	FINANCIALS
	PayPal Holdings, Inc.(A)	5,421	280,808
	Visa, Inc.	1,764	414,716
			695,524

5.78%	HEALTH CARE
	Eli Lilly And Company	698	386,643
	Johnson & Johnson	1,422	210,940
	UnitedHealth Group, Inc.	475	254,391
			851,974

5.91%	INDUSTRIALS
	Caterpillar, Inc.	841	190,108
	Deere & Co.	564	206,063
	FedEx Corp.	945	226,894
	Jacobs Solutions, Inc.	1,853	247,005
			870,070

8.82%	INFORMATION TECHNOLOGY
	Apple, Inc.	1,905	325,317
	Applied Materials, Inc.	2,331	308,508
	Microsoft Corp.	1,127	381,050
	Nvidia Corp.	696	283,829
			1,298,704

50.47%	TOTAL COMMON STOCK		7,433,205

43.94%	EXCHANGE TRADED FUND
8.87%	FIXED INCOME
	SPDR Bloomberg 1-3 Month	11,185	1,027,007
	SPDR Bloomberg 3-12 Month	2,808	279,283
			1,306,290

24.27%	LARGE CAP
	Invesco QQQ Trust Series	5,941	2,084,519
	Invesco S&P 500 Pure Grow	9,494	277,984
	iShares Russell 1000 Grow	733	192,127
	SPDR S&P 500 ETF Trust	2,440	1,020,408
			3,575,038

10.80%	METALS
	iShares Silver Trust(A)	15,305	321,099
	SPDR Gold Shares(A)	6,895	1,269,301
			1,590,400

43.94%	TOTAL EXCHANGE TRADED FUND		6,471,728

94.41%	TOTAL INVESTMENTS		13,904,933

5.59%	Assets net of liabilities		823,140
100.00%	NET ASSETS		$14,728,073

(A)Non-income producing

See Notes to Schedule of Investments

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock	$7,433,205	$—	$—	$7,433,205
Exchange Traded Funds	6,471,728			6,471,728
Total Investments	$13,904,933	$—	$—	$13,904,933

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2023.

At October 31, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $13,362,454 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$761,332
Gross unrealized depreciation	(218,853)
Net unrealized appreciation	$542,479